SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 23, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 28, 2023	Feb. 22, 2022
Cash equivalents		$ 0		$ 0		$ 0	$ 0
Deferred Underwriting fee payable							10,812,500	$ 10,812,500
Federal deposit Insurance corporation coverage limit		250,000		250,000		250,000
Unrecognized tax benefits		$ 0		$ 0		$ 0	$ 0
Purchase price, per unit		$ 11.43		$ 11.43		$ 11.03
Anti-dilutive securities attributable to warrants (in shares)		24,138,333	24,138,333	24,138,333	24,138,333	24,138,333	24,138,333
Unrecognized tax benefits accrued for interest and penalties						$ 0	$ 0
Warrant [Member]
Purchase of aggregate shares	24,138,333
Purchase price, per unit	$ 11.50
Class A Ordinary Shares Subject To Possible Redemption [Member]
Ordinary shares subject to possible redemption		577,644		577,644		1,803,729	28,750,000
IPO [Member]
Offering costs		$ 16,418,580		$ 16,418,580		$ 16,418,580
Underwriting fees		5,000,000		5,000,000		5,000,000
Deferred Underwriting fee payable		10,812,500		10,812,500		10,812,500
Other costs		$ 606,080		$ 606,080		$ 606,080
Purchase price, per unit									$ 10.25